PREMISES LEASES (Narrative) (Details)	1 Months Ended		4 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset				$ 117,658	$ 66,413	$ 138,863
Interest expense on lease liabilities				8,945	19,750	$ 2,173
Depreciation				$ (73,357)	$ (72,450)
Commercial laboratory [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease			1 year
Monthly base rent			$ 5,300
Apartment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Monthly base rent	$ 5,855
Extended term of lease	6 months	2 years
Monthly base rent for first year	$ 6,190	$ 5,510
Monthly base rent for second year		$ 5,630